Consolidated Statements of Common Equity (Unaudited) (Parentheticals) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Consolidated Statements of Common Equity
Dividends per share of common stock	$ 0.395	$ 0.383	$ 0.790	$ 0.766